INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Revenue
Rental	$ 227,500		$ 1,181,509
Interest and other	5,662		79,454
Operating Partnerships Revenues	233,162		1,260,963
Expenses
Interest	20,129		111,171
Depreciation and amortization	28,416		283,747
Taxes and insurance	14,742		200,938
Repairs and maintenance	29,983		227,597
Operating expenses	111,154		496,794
Other expenses	0		5,229
Operating Partnerships Total Expenses	204,424		1,325,476
NET INCOME (LOSS)	28,738		(64,513)
Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	(96,093)	[2]
Net Income (Loss) allocated to other partners	28,738		31,580
Series One [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net Income (Loss) allocated to other partners	0		0
Series Two [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net Income (Loss) allocated to other partners	0		0
Series Three [Member]
Revenue
Rental	227,500		1,181,509
Interest and other	5,662		79,454
Operating Partnerships Revenues	233,162		1,260,963
Expenses
Interest	20,129		111,171
Depreciation and amortization	28,416		283,747
Taxes and insurance	14,742		200,938
Repairs and maintenance	29,983		227,597
Operating expenses	111,154		496,794
Other expenses	0		5,229
Operating Partnerships Total Expenses	204,424		1,325,476
NET INCOME (LOSS)	28,738		(64,513)
Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	(96,093)	[2]
Net Income (Loss) allocated to other partners	28,738		31,580
Series Four [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net Income (Loss) allocated to other partners	0		0
Series Five [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net Income (Loss) allocated to other partners	0		0
Series Six [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net Income (Loss) allocated to other partners	$ 0		$ 0

[1]	Amounts include $0, $0, $0, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.
[2]	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.